Other Comprehensive Income or Loss	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Other Comprehensive Income or Loss [Abstract]
Other Comprehensive Income or Loss
OTHER COMPREHENSIVE INCOME OR LOSS
Total comprehensive earnings are defined as all changes in stockholders' equity during a period, other than those resulting from investments by and distributions to stockholders. Generally, for Safeway, total comprehensive earnings equals net earnings plus or minus adjustments for pension and other post-retirement liabilities and foreign currency translation adjustments. Total comprehensive earnings represent the activity for a period, net of tax and were a loss of $87.8 million in the first 12 weeks of 2014 and income of $102.4 million in the first 12 weeks of 2013.
While total comprehensive earnings is the activity in a period and is largely driven by net earnings in that period, accumulated other comprehensive income or loss ("AOCI") represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. For Safeway, AOCI is primarily the cumulative balance related to pension and other post-retirement benefit adjustments and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	12 Weeks Ended March 22, 2014
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(130.7)	$(138.8)	$(1.6)	$(271.1)
Other comprehensive income before reclassifications	—	1.6	1.2	2.8
Amounts reclassified from accumulated other comprehensive income	12.1	—	—	12.1
Tax expense	(4.8)	—	(0.3)	(5.1)
Net current-period other comprehensive income	7.3	1.6	0.9	9.8
Ending balance	$(123.4)	$(137.2)	$(0.7)	$(261.3)

	12 Weeks Ended March 23, 2013
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(472.3)	$399.0	$(0.5)	$(73.8)
Other comprehensive (loss) income before reclassifications	—	(32.0)	0.1	(31.9)
Amounts reclassified from accumulated other comprehensive income	24.7	—	—	24.7
Tax expense	(9.1)	—	(0.2)	(9.3)
Net current-period other comprehensive income (loss)	15.6	(32.0)	(0.1)	(16.5)
Ending balance	$(456.7)	$367.0	$(0.6)	$(90.3)

Other Comprehensive Income or Loss
Total comprehensive earnings are defined as all changes in stockholders' equity during a period, other than those resulting from investments by and distributions to stockholders. Generally, for Safeway, total comprehensive earnings equals net earnings plus or minus adjustments for pension and other post-retirement liabilities and foreign currency translation adjustments. Total comprehensive earnings (including continuing and discontinued operations) represent the activity for a period, net of tax, and were $179.7 million in 2013, a loss of $12.3 million in 2012 and a loss of $149.5 million in 2011.
While total comprehensive earnings is the activity in a period and is largely driven by net earnings in that period, accumulated other comprehensive income or loss ("AOCI") represents the cumulative balance of other comprehensive income, net of tax, as of the balance sheet date. For Safeway, AOCI is primarily the cumulative balance related to pension and other post-retirement benefit adjustments and foreign currency translation adjustments. Changes in the AOCI balance by component are shown below (in millions):

	2013
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(472.3)	$399.0	$(0.5)	$(73.8)
Other comprehensive income (loss) before reclassifications	266.6	(65.0)	(1.7)	199.9
Amounts reclassified from accumulated other comprehensive income	105.0	—	—	105.0
Tax (benefit) expense	(125.8)	—	0.6	(125.2)
Net current-period other comprehensive income (loss)	245.8	(65.0)	(1.1)	179.7
Sale of CSL	95.8	(472.8)	—	(377.0)
Ending balance	$(130.7)	$(138.8)	$(1.6)	$(271.1)

	2012
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(462.1)	$402.1	$(1.5)	$(61.5)
Other comprehensive (loss) income before reclassifications	(125.2)	(3.1)	1.5	(126.8)
Amounts reclassified from accumulated other comprehensive income	110.0	—	—	110.0
Tax benefit (expense)	5.0	—	(0.5)	4.5
Net current-period other comprehensive (loss) income	(10.2)	(3.1)	1.0	(12.3)
Ending balance	$(472.3)	$399.0	$(0.5)	$(73.8)

	2011
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(302.8)	$393.3	$(2.5)	$88.0
Other comprehensive (loss) income before reclassifications	(323.6)	8.8	1.1	(313.7)
Amounts reclassified from accumulated other comprehensive income	82.0	—	—	82.0
Tax benefit (expense)	82.3	—	(0.1)	82.2
Net current-period other comprehensive (loss) income	(159.3)	8.8	1.0	(149.5)
Ending balance	$(462.1)	$402.1	$(1.5)	$(61.5)